Note 17 - Nature and Extent of Risks Arising from Financial Instruments (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Sensitivity analysis for types of market risk [text block]
(thousands of Canadian dollars)
	2021		2020
	Increase 100 bps	Decrease 100 bps	Increase 100 bps	Decrease 100 bps
Increase (decrease):
Sensitivity of projected net interest income during a 12 month period	$4,147	$(3,220)	$2,569	$(2,099)
Sensitivity of reported equity during a 60 month period	1,603	(1,586)	(2,527)	1,604

Duration difference between assets and liabilities (months)	2.3		0.6